Forward Purchase Agreements (Details) - USD ($)			3 Months Ended				6 Months Ended	12 Months Ended
	Jul. 17, 2024	Dec. 18, 2023	Mar. 30, 2025		Mar. 31, 2024		Jun. 29, 2023	Dec. 29, 2024		Dec. 31, 2023		Jun. 14, 2024
Forward Purchase Agreements [Line Items]
Other expense			$ 100,000		$ 0		$ 2,000,000			$ 30,700,000
Issuance of shares (in Shares)	2,450,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001					$ 0.0001		$ 0.0001
Price per share (in Dollars per share)								10.56
Reset floor price (in Dollars per share)								5
Terminated price (in Dollars per share)								$ 2
Fair value of assets								$ 3,841,000		$ 3,823,000
Anti-dilution provisions			$ 14,000					14,000		7,000
Other income (expense)			14,576,000	[1]	1,519,000	[1]		7,932,000	[2]	(29,862,000)	[2]
Fair value of forward purchase liabilities			$ (268,000)	[3]	$ 5,578,000	[3]		$ (337,000)	[4]	$ 3,906,000	[4]
Forward Purchase Agreements [Member]
Forward Purchase Agreements [Line Items]
Issuance of shares (in Shares)								6,300,000		5,670,000
Aggregate share purchase (in Shares)								6,720,000
Fair value of assets								$ 100,000
Anti-dilution provisions		$ 10,000,000
Other income (expense)										$ 35,500,000
Fair value of forward purchase liabilities								$ 300,000		3,900,000
VWAP [Member]
Forward Purchase Agreements [Line Items]
Price per share (in Dollars per share)								$ 1				$ 1
FPA [Member]
Forward Purchase Agreements [Line Items]
Due to related parties								$ 3,500,000		3,800,000
Fair value of FPA liability income										400,000
Change in Fair Value of FPA liability with Related Parties Expense										9,100,000
FPA [Member] | Related Party [Member]
Forward Purchase Agreements [Line Items]
Due to related parties								1,300,000		$ 3,200,000
Fair value of FPA liability income								100,000
Change in Fair Value of FPA liability with Related Parties Expense								$ 8,700,000
Maximum [Member]
Forward Purchase Agreements [Line Items]
Reset floor price (in Dollars per share)		$ 5						$ 3
Minimum [Member]
Forward Purchase Agreements [Line Items]
Reset floor price (in Dollars per share)		$ 3						$ 1
Common Stock [Member]
Forward Purchase Agreements [Line Items]
Issuance of shares (in Shares)								2,918,837
Common Stock [Member] | Forward Purchase Agreements [Member]
Forward Purchase Agreements [Line Items]
Issuance of shares (in Shares)										6,720,000

[1]	Includes a gain of $3.7 million on the change in the fair value of derivative liabilities with related parties in the thirteen weeks ended March 30, 2025. Refer to Note 10 - Borrowings and Derivative Liabilities for details. Includes income of $0.1 million and expense of $4.7 million due to related parties for the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively. Includes $0.1 million and zero of income due to related parties in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[2]	Other income (expense), net in the fiscal year ended December 29, 2024 includes the following related party transactions; (i) $0.7 million of expense in connection with the conversion of SAFE Agreements into shares of common stock and the change in the fair value of SAFE Agreements (defined in the notes to the consolidated financial statements), (ii) $3.0 million of expense in connection with the loss on issuance of a derivative liability and $0.3 million of income due to the change in the value of derivative liabilities, and (iii) income of $0.1 million of expense in connection with the change in the fair value of forward purchase agreements.Other income (expense), net in the fiscal year ended December 31, 2023, includes the following related party transaction; $0.7 million of expense for bonus shares issued in connection with the Mergers; $0.4 million of forward purchase agreements entered into and $9.1 million of change in the fair value of the forward purchase agreements; and $30.7 million of expense for shares issued in connection with the forward purchase agreements.
[3]	Includes related party income $0.1 million in the thirteen weeks ended March 30, 2025.
[4]	Change in fair value of forward purchase agreement liabilities from related parties was income of $0.1 million and ($9.1) million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.